SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Depreciation Rates

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	20-33
Office furniture and equipment	6 - 20

Schedule of Other Intangible Assets Depreciation Rates

Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following weighted average annual rates:

%

Core technology	17
Customer relationships and distribution network	16
Capitalized software development costs (see m below)	33
Trademarks	33
Covenant not to compete	40

Schedule of Accumulated Other Comprehensive Income, Net

The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2014 and 2013:

	Year ended December 31, 2014
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(60)	$1,593	$10,868	$12,401

Other comprehensive income (loss) before reclassifications	259	(6,770)	(17,972)	(24,483)
Amounts reclassified from accumulated other comprehensive income	(16)	1,552	-	1,536

Net current-period other comprehensive income (loss)	243	(5,218)	(17,972)	(22,947)
Ending balance	$183	$(3,625)	$(7,104)	$(10,546)

	Year ended December 31, 2013
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$3,443	$2,789	$5,962	$12,194
Other comprehensive income (loss) before reclassifications	(3,503)	985	4,906	2,388
Amounts reclassified from accumulated other comprehensive income	-	(2,181)	-	(2,181)

Net current-period other comprehensive income (loss)	(3,503)	(1,196)	4,906	207
Ending balance	$(60)	$1,593	$10,868	$12,401